UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2001

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
November 6, 2001


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $418,872

                 FORM 13F INFORMATION TABLE

                                             Nevis Capital Management LLC
                                                              FORM 13F
                                                          December 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Tower                 COM              029912201    37856  3997469 SH       Sole                  3997469
Armor Holdings                 COM              042260109    33767  1251075 SH       Sole                  1251075
BEA Systems                    COM              073325102    11014   715175 SH       Sole                   715175
CSG Systems Intl, Inc.         COM              126349109    40592  1003500 SH       Sole                  1003500
Clear Channel                  COM              184502102    56208  1104068 SH       Sole                  1104068
Connetics                      COM              208192104     7048   592300 SH       Sole                   592300
Ebenx Inc.                     COM              278668108     2267   556800 SH       Sole                   556800
Gene Logic, Inc.               COM              368689105     2826   150000 SH       Sole                   150000
Healthsouth Corporation        COM              421924101    18475  1246635 SH       Sole                  1246635
Hyperion Solutions             COM              44914M104     2939   148000 SH       Sole                   148000
Parametric Technology Corp.    COM              699173100    17877  2288944 SH       Sole                  2288944
Primus                         COM              74163Q100      591   704000 SH       Sole                   704000
Rational Software              COM              75409p202    61049  3130728 SH       Sole                  3130728
SBA Communications             COM              78388J106    18564  1425803 SH       Sole                  1425803
TMP Worldwide                  COM              872941109    15942   371598 SH       Sole                   371598
Vicor Corp.                    COM              925815102    37887  2338673 SH       Sole                  2338673
Vitesse                        COM              928497106    16856  1356095 SH       Sole                  1356095
Wind River                     COM              973149107    37115  2072325 SH       Sole                  2072325
REPORT SUMMARY                 18 DATA RECORDS              418872            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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